Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other NEOs and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (5) ($)	Net Income (6) ($mm)	Adjusted EBITDA (7) ($mm)

2022	7,479,976	10,983,862	1,255,461	1,490,330	158.12	221.99	100.7	297.7

2021	5,410,975	8,598,532	1,092,805	1,010,626	116.39	189.88	43.4	275.4

2020	4,013,702	2,664,824	1,135,178	879,759	74.19	109.80	3.7	205.9

(1)
For 2020, 2021 and 2022, the Principal Executive Officer (“PEO”) is Michael G. Rippey. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rippey for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation
S-K.
As required, these dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, these dollar amounts do not reflect the actual amount of compensation earned by, or paid to, the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards (i) ($)	Plus: Equity Award Adjustments (ii) ($)	Compensation Actually Paid to PEO ($)

2022	7,479,976	2,502,391	6,006,277	10,983,862

2021	5,410,975	2,758,176	5,945,733	8,598,532

2020	4,013,702	2,203,220	854,342	2,664,824

(i)	The amounts included in this column are the amounts reported in “Stock Awards” column of the SCT for each applicable year.

(ii)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K,
to include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year and include accrued dividend equivalents. Since the Company does not provide a defined benefit pension plan to its executives, there is no adjustment required for this element. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)		Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)		Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Value as of Vesting Date for Current Year Awards that Vested During the Year* ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)		Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2022	3,803,365	+	1,831,954	+	221,111	+	0	+	149,847	-	0	=	6,006,277

2021	3,530,901	+	2,173,261	+	179,842	+	0	+	61,729	-	0	=	5,945,733

2020	1,380,819	+	(526,749)	+	(1,358)	+	0	+	1,630	-	0	=	854,342

*	We generally do not issue equity awards that vest in the year of grant.

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. Our non-PEO
NEOs included in the table above are the following individuals:

•	for 2022 : Katherine T. Gates, Mark W. Marinko, P. Michael Hardesty, and John F. Quanci;

•	for 2021 : Katherine T. Gates, Fay West, Allison S. Lausas, P. Michael Hardesty, and John F. Quanci; and

•	for 2020 : Katherine T. Gates, Fay West, P. Michael Hardesty, and John F. Quanci

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs (i) ($)	Plus: Average Equity Award Adjustments (ii) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,255,461	240,336	475,205	1,490,330

2021	1,092,805	385,980	303,801	1,010,626

2020	1,135,178	280,532	25,113	879,759

(i)	Represents the average total of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the Non-PEO NEOs for the applicable year.

(ii)
The equity award adjustments for each applicable year were calculated using the same methodology described above in footnote (2) with respect to reconciliation of Summary Compensation Table total amounts to total “Compensation Actually Paid” for the PEO. Since the Company does not provide a defined benefit pension plan to its executives, there is no adjustment required for this element. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

Year	Average Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)		Average Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)		Average Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Average Value as of Vesting Date for Current Year Awards that Vested During the Year* ($)		Average Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Average Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)		Average Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2022	380,183	+	67,552	+	16,062	+	0	+	11,408	-	0	=	475,205

2021	198,911	+	115,639	+	63,505	+	0	+	7,229	-	81,483	=	303,801

2020	182,482	+	(157,989)	+	(991)	+	0	+	1,610	-	0	=	25,113

(iii)	* We generally do not issue equity awards that vest in the year of grant.

(5)
The cumulative TSR depicts a hypothetical $100 investment in SunCoke Energy common stock on December 31, 2019, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the peer group using the same methodology is shown for comparison. As permitted by SEC rules, for 2020, 2021, and 2022, the Company utilized the NASDAQ U.S. Benchmark Iron & Steel Index, which is the industry peer group we used for purposes of Item 201(e) of Regulation
S-K.
The dollar values shown in column (g) of the table thus reflect the NASDAQ U.S. Benchmark Iron & Steel Index TSR. The fourteen companies currently included in this index are: Cleveland-Cliffs Inc, Commercial Metals Co, Carpenter Technology Corp, Haynes International Inc, Nucor Corp, Northwest Pipe Co, Reliance Steel & Aluminum Co, Ryerson Holding Corp, Schnitzer Steel Industries Inc, Steel Dynamics Inc, Timkensteel Corp, Worthington Industries Inc, United States Steel Corp and Olympic Steel Inc. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 34 of this proxy statement.

(6)	Presented in millions. Net income is as listed in the Company’s financial statements in accordance with U.S. GAAP.

(7)
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The Company has determined that
Adjusted EBITDA
, which is a metric included in our long-term and short-term incentive programs. Management believes that Adjusted EBITDA best reflects the ongoing performance of the Company during the periods presented and provides relevant and meaningful insight to investors regarding the Company’s operating results. We therefore have included this performance measure in the Pay versus Performance table. Adjusted EBITDA is a non-GAAP
measure used to supplement the Company’s U.S. GAAP disclosures and should not be viewed as alternatives to U.S. GAAP measures of performance. Furthermore, such non-GAAP
measures may not be consistent with similar measures provided or used by other companies.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. Our non-PEO
NEOs included in the table above are the following individuals:

•	for 2022 : Katherine T. Gates, Mark W. Marinko, P. Michael Hardesty, and John F. Quanci;

•	for 2021 : Katherine T. Gates, Fay West, Allison S. Lausas, P. Michael Hardesty, and John F. Quanci; and

•	for 2020 : Katherine T. Gates, Fay West, P. Michael Hardesty, and John F. Quanci

Peer Group Issuers, Footnote [Text Block]	The cumulative TSR depicts a hypothetical $100 investment in SunCoke Energy common stock on December 31, 2019, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the peer group using the same methodology is shown for comparison. As permitted by SEC rules, for 2020, 2021, and 2022, the Company utilized the NASDAQ U.S. Benchmark Iron & Steel Index, which is the industry peer group we used for purposes of Item 201(e) of Regulation
S-K.
	The dollar values shown in column (g) of the table thus reflect the NASDAQ U.S. Benchmark Iron & Steel Index TSR. The fourteen companies currently included in this index are: Cleveland-Cliffs Inc, Commercial Metals Co, Carpenter Technology Corp, Haynes International Inc, Nucor Corp, Northwest Pipe Co, Reliance Steel & Aluminum Co, Ryerson Holding Corp, Schnitzer Steel Industries Inc, Steel Dynamics Inc, Timkensteel Corp, Worthington Industries Inc, United States Steel Corp and Olympic Steel Inc. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on page 34 of this proxy statement.
PEO Total Compensation Amount	$ 7,479,976	$ 5,410,975	$ 4,013,702
PEO Actually Paid Compensation Amount	$ 10,983,862	8,598,532	2,664,824
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation
S-K.
As required, these dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, these dollar amounts do not reflect the actual amount of compensation earned by, or paid to, the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the PEO’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards (i) ($)	Plus: Equity Award Adjustments (ii) ($)	Compensation Actually Paid to PEO ($)

2022	7,479,976	2,502,391	6,006,277	10,983,862

2021	5,410,975	2,758,176	5,945,733	8,598,532

2020	4,013,702	2,203,220	854,342	2,664,824

(i)	The amounts included in this column are the amounts reported in “Stock Awards” column of the SCT for each applicable year.

(ii)
The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation
S-K,
to include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year and include accrued dividend equivalents. Since the Company does not provide a defined benefit pension plan to its executives, there is no adjustment required for this element. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)		Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)		Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Value as of Vesting Date for Current Year Awards that Vested During the Year* ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)		Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2022	3,803,365	+	1,831,954	+	221,111	+	0	+	149,847	-	0	=	6,006,277

2021	3,530,901	+	2,173,261	+	179,842	+	0	+	61,729	-	0	=	5,945,733

2020	1,380,819	+	(526,749)	+	(1,358)	+	0	+	1,630	-	0	=	854,342

*	We generally do not issue equity awards that vest in the year of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,255,461	1,092,805	1,135,178
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,490,330	1,010,626	879,759
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the
Non-PEO
NEOs as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, the
Non-PEO
NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the
Non-PEO
NEOs as a group for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs (i) ($)	Plus: Average Equity Award Adjustments (ii) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2022	1,255,461	240,336	475,205	1,490,330

2021	1,092,805	385,980	303,801	1,010,626

2020	1,135,178	280,532	25,113	879,759

(i)	Represents the average total of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the Non-PEO NEOs for the applicable year.

(ii)
The equity award adjustments for each applicable year were calculated using the same methodology described above in footnote (2) with respect to reconciliation of Summary Compensation Table total amounts to total “Compensation Actually Paid” for the PEO. Since the Company does not provide a defined benefit pension plan to its executives, there is no adjustment required for this element. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

Year	Average Year-End Fair Value of Current Year Awards Outstanding as of Year End ($)		Average Change in Value as of Year-End for Prior Year Awards Outstanding as of Year-End ($)		Average Change in Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Average Value as of Vesting Date for Current Year Awards that Vested During the Year* ($)		Average Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Average Value as of Prior Year-End for Prior Year Awards Forfeited During the Year ($)		Average Value of Equity for Purpose of Reporting “Compensation Actually Paid” ($)

2022	380,183	+	67,552	+	16,062	+	0	+	11,408	-	0	=	475,205

2021	198,911	+	115,639	+	63,505	+	0	+	7,229	-	81,483	=	303,801

2020	182,482	+	(157,989)	+	(991)	+	0	+	1,610	-	0	=	25,113

(iii)	* We generally do not issue equity awards that vest in the year of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
As required, we disclose below the most important measures used by the Company to link compensation actually paid to our NEOs to Company performance for the 2022 fiscal year. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 27.

Most Important Performance Measures (Unranked)

• Adjusted EBITDA

• Operating Cash Flow

• Pre-tax Return on Invested Capital (ROIC)

• Safety Performance

• Environmental Performance

Total Shareholder Return Amount	$ 158.12	116.39	74.19
Peer Group Total Shareholder Return Amount	221.99	189.88	109.8
Net Income (Loss)	$ 100,700,000	$ 43,400,000	$ 3,700,000
Company Selected Measure Amount	297.7	275.4	205.9
PEO Name	Michael G. Rippey.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The Company has determined that
Adjusted EBITDA
, which is a metric included in our long-term and short-term incentive programs. Management believes that Adjusted EBITDA best reflects the ongoing performance of the Company during the periods presented and provides relevant and meaningful insight to investors regarding the Company’s operating results. We therefore have included this performance measure in the Pay versus Performance table. Adjusted EBITDA is a non-GAAP
measure used to supplement the Company’s U.S. GAAP disclosures and should not be viewed as alternatives to U.S. GAAP measures of performance. Furthermore, such non-GAAP
	measures may not be consistent with similar measures provided or used by other companies.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax Return on Invested Capital (ROIC)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Safety Performance
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Environmental Performance
PEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,502,391	$ 2,758,176	$ 2,203,220
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,006,277	5,945,733	854,342
PEO [Member] | Year End Fair Value of Current Year Awards Outstanding as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,803,365	3,530,901	1,380,819
PEO [Member] | Change in Value as of Year End for Prior Year Awards Outstanding as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,831,954	2,173,261	(526,749)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	221,111	179,842	(1,358)
PEO [Member] | Value as of Vesting Date for Current Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value as of Vesting Date for Dividend Equivalents that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	149,847	61,729	1,630
PEO [Member] | Value as of Prior Year End for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Equity for Purpose of Reporting Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,006,277	5,945,733	854,342
Non-PEO NEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	240,336	385,980	280,532
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	475,205	303,801	25,113
Non-PEO NEO [Member] | Year End Fair Value of Current Year Awards Outstanding as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	380,183	198,911	182,482
Non-PEO NEO [Member] | Change in Value as of Year End for Prior Year Awards Outstanding as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	67,552	115,639	(157,989)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,062	63,505	(991)
Non-PEO NEO [Member] | Value as of Vesting Date for Current Year Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value as of Vesting Date for Dividend Equivalents that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,408	7,229	1,610
Non-PEO NEO [Member] | Value as of Prior Year End for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	81,483	0
Non-PEO NEO [Member] | Value of Equity for Purpose of Reporting Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 475,205	$ 303,801	$ 25,113